BUSINESS ACQUISITION	12 Months Ended
Feb. 28, 2021
BUSINESS ACQUISITION
BUSINESS ACQUISITION

3.           BUSINESS ACQUISITION

Business acquisitions in fiscal year 2021:

Acquisition of Dada Education Group (“Dada”)

As of February 29, 2020, the Group held 22.7% equity interest in Dada, which was accounted for as available-for-sale investment. Dada is a company providing one-on-one online English tutoring for children. On April 30, 2020, the Group increased its shareholding to 92.6% with additional cash consideration of $10,437 and obtained control of Dada.

The acquisition was recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at fair value at the date of acquisition. The acquisition-date fair value of the equity interest held by the Group immediately prior to the acquisition was measured at fair value using the discounted cash flow method and taking into account certain factors including the management projection of discounted future cash flow and an appropriate discount rate. A remeasurement gain of $3,855 was recognized in connection with the acquisition.

The purchase price was allocated as of April 30, 2020, the date of acquisition, as follows:

		Amortization
	US$	period

Cash and cash equivalents	$1,269
Net assets acquired, excluding cash and cash equivalents, intangible assets and related deferred tax liabilities	(172,118)
Intangible assets, net
User base and customer relationships	7,576	2 years
Trade name and domain names	13,452	5 years
Others	3,044	1 year
Goodwill	168,233
Deferred tax liabilities	(6,018)
Noncontrolling interests	(1,146)

Total purchase consideration	$14,292

3.           BUSINESS ACQUISITION – continued

Business acquisitions in fiscal year 2021–continued:

The purchase price allocation was determined by the Group with the assistance of an independent valuation appraiser. The fair value of the acquired intangible assets was measured by using the “multi-period excess earnings method (MEEM)”, “relief from royalty” and “replacement cost” valuation methods. Goodwill resulted from the acquisition is not deductible for tax purposes, which was primarily attributable to intangible assets that cannot be recognized separately as identifiable assets under GAAP, and comprised (a) the assembled workforce and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

Other acquisition

During the year ended February 28, 2021, the Group made another acquisition with total purchase price of $2,936 in cash. The intangible assets acquired and goodwill resulted from the acquisition were $1,351 and $1,660, respectively. Goodwill resulted from the acquisition is not deductible for tax purposes.

The results of operations for all these acquired entities have been included in the Group’s consolidated financial statements from their respective acquisition dates.

The following summarized unaudited pro forma results of operations for the years ended February 29, 2020 and February 28, 2021 assuming that these acquisitions during the year ended February 28, 2021 occurred as of March 1, 2019. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of March 1, 2019, nor is it indicative of future operating results.

	For the years ended
	February 29/28
	2020	2021
	(Unaudited)	(Unaudited)

Pro forma net revenues	$3,376,955	$4,516,022
Pro forma net loss attributable to TAL Education Group	$(173,199)	$(119,780)
Pro forma net loss per share - basic	$(0.87)	$(0.59)
Pro forma net loss per share - diluted	$(0.87)	$(0.59)

Business acquisitions in fiscal year 2020:

During the year ended February 29, 2020, the Group made two acquisitions with total purchase price of $2,853, all for cash consideration. The intangible assets and goodwill acquired from the acquisitions were $321 and $3,999, respectively. The acquired goodwill is not deductible for tax purposes.

The results of operations for all these acquired entities have been included in the Group’s consolidated financial statements from their respective acquisition dates.

3.           BUSINESS ACQUISITION – continued

Business acquisitions in fiscal year 2020–continued:

The following summarized unaudited pro forma results of operations for the years ended February 28, 2019 and February 29, 2020 assuming that these acquisitions during the year ended February 29, 2020 occurred as of March 1, 2018. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of March 1, 2018, nor is it indicative of future operating results.

	For the years ended
	February 28/29
	2019	2020
	(Unaudited)	(Unaudited)

Pro forma net revenues	$2,563,413	$3,273,549
Pro forma net income/ (loss) attributable to TAL Education Group	$367,041	$(110,263)
Pro forma net income/ (loss) per share - basic	$1.93	$(0.56)
Pro forma net income/ (loss) per share - diluted	$1.83	$(0.56)

Business acquisitions in fiscal year 2019:

Acquisition of Shanghai Xiaoxin Information and Technology Co., Ltd (“Shanghai Xiaoxin”)

As of February 28, 2018, the Group held 39.7% equity interest in Shanghai Xiaoxin, which was accounted for as equity method investment. Shanghai Xiaoxin is an education technology company primarily engaged in the development of communication tools between teachers and students. On January 24, 2019, the Group increased its shareholding to 69.2% with additional cash consideration of $69,798 and obtained control of Shanghai Xiaoxin.

The purchase price consisted of the following:

US$

Cash consideration	$69,798
Fair value of the previously held 39.7% equity interest:
Carrying amount	2,035
Gain on remeasurement of fair value as of acquisition date	26,291

Total	$98,124

3.           BUSINESS ACQUISITION – continued

Business acquisitions in fiscal year 2019 – continued:

The acquisition was recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at fair value at the date of acquisition. The acquisition-date fair value of the equity interest held by the Group immediately prior to the acquisition was measured at fair value using the discounted cash flow method and taking into account certain factors including the management projection of discounted future cash flow and an appropriate discount rate.

The purchase price was allocated as of January 24, 2019, the date of acquisition, as follows:

		Amortization
	US$	period

Cash and cash equivalents	$11,310
Net assets acquired, excluding cash and cash equivalents, intangible assets and related deferred tax liabilities	19,860
Intangible assets
User base	8,152	7 years
Technology	1,283	5 years
Goodwill	89,536
Deferred tax liabilities	(2,359)
Noncontrolling interests	(29,658)

Total purchase consideration	$98,124

The purchase price allocation, as disclosed, was determined by the Group with the assistance of an independent valuation appraiser. The fair value of the purchased intangible assets was measured by using the “replacement cost” and “relief from royalty” valuation methods. The acquired goodwill is not deductible for tax purposes. The goodwill was primarily attributable to intangible assets that cannot be recognized separately as identifiable assets under GAAP, and comprise (a) the assembled workforce and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

Other acquisitions

During the year ended February 28, 2019, the Group made several other acquisitions with total purchase price of $54,289, including cash consideration of $44,356, stock consideration valued at $3,703 and previously held equity interests in the investees at fair value of $6,230. $1,726 of the stock consideration had been settled through the issuance of 20,502 Class A common shares in fiscal year 2019 and the remaining $1,977 stock consideration was recorded as Class A common shares issuable as of February 28, 2019. The intangible assets and goodwill acquired from the acquisitions were $11,943 and $40,238, respectively. The acquired goodwill is not deductible for tax purposes.

The results of operations for all these acquired entities have been included in the Group’s consolidated financial statements from their respective acquisition dates.

3.           BUSINESS ACQUISITION - continued

Business acquisitions in fiscal year 2019–continued:

The following summarized unaudited pro forma results of operations for the years ended February 28, 2019 and February 29, 2020 assuming that these acquisitions during the year ended February 28, 2019 occurred as of March 1, 2017. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of March 1, 2017, nor is it indicative of future operating results.

	For the years ended
	February 28,
	2018	2019
	(Unaudited)	(Unaudited)

Pro forma net revenues	$1,725,115	$2,570,616
Pro forma net income attributable to TAL Education Group	$187,607	$357,886
Pro forma net income per share - basic	$1.07	$1.88
Pro forma net income per share - diluted	$0.98	$1.79